UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21561
                                                     ---------

                   OPPENHEIMER PRINCIPAL PROTECTED TRUST III
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2007
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.7% 1
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--16.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.29% 2                                           11,096,880    $   11,096,880
-----------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUND--83.0%
Oppenheimer Main Street Fund, Cl. Y                                                                    1,241,541        55,174,062
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $56,992,455)                                                              99.7%       66,270,942
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                              0.3           188,914

                                                                                                   --------------------------------
NET ASSETS                                                                                                 100.0%   $   66,459,856
                                                                                                   ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES          GROSS        GROSS         SHARES
                                                     AUGUST 31, 2006      ADDITIONS   REDUCTIONS   MAY 31, 2007
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                --     41,456,228   30,359,348     11,096,880

Oppenheimer Main Street Fund, Cl. Y                          985,196        461,511      205,166      1,241,541

                                                                                        DIVIDEND       REALIZED
                                                                              VALUE       INCOME           LOSS
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                     $ 11,096,880   $  350,867   $         --

Oppenheimer Main Street Fund, Cl. Y                                      55,174,062      594,303         95,858
                                                                       -----------------------------------------
                                                                       $ 66,270,942   $  945,170   $     95,858
                                                                       =========================================

2. Rate shown is the 7-day yield as of May 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

Shares of the Fund were offered during the Offering Period (October 7, 2004 to December 10, 2004). Shares are not offered during the Warranty Period (December 16, 2004 to December 16, 2011) to the Maturity Date (December 16, 2011) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the Underlying Fund) and certain U.S. government securities.

WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.

The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the


            1 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person.

The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. TheWarranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders. The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

RISK OF INVESTING IN THE UNDERLYING FUND. The Underlying Fund in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


            2 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2007, the Fund had outstanding futures contracts as follows:

                              EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                DATE   CONTRACTS      MAY 31, 2007   APPRECIATION
--------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Standard & Poor's 500 Index      6/14/07          28   $    10,730,300   $    782,000

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                  $    57,437,944
Federal tax cost of other investments                                 9,948,300
                                                                ----------------
Total federal tax cost                                          $    67,386,244
                                                                ================
Gross unrealized appreciation                                   $     9,614,998
Gross unrealized depreciation                                                --
                                                                ----------------
Net unrealized appreciation                                     $     9,614,998
                                                                ================

STATEMENT OF INVESTMENTS AND NOTES FOR OPPENHEIMER MAIN STREET FUND (UNDERLYING
FUND)


            3 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.6%
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Chipotle Mexican Grill, Inc., Cl. B 1                                                                      43,733   $    3,500,827
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                        1,257,800       63,581,790
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                                         696,300       47,153,436
                                                                                                                    ---------------
                                                                                                                       114,236,053
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                                                                        197,000       13,620,580
-----------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                                                     435,600       15,071,760
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Interactive, Series A 1                                                       809,300       19,609,339
                                                                                                                    ---------------
                                                                                                                        48,301,679
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--5.0%
CBS Corp., Cl. B                                                                                        1,332,900       44,332,254
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                                      1,724,500       66,220,800
-----------------------------------------------------------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                                                                             1,670,200       39,015,872
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                                                    664,400       30,602,264
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                         664,400       39,080,008
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                                           227,011       25,629,542
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                                 2,359,100       52,112,519
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                       439,600       46,289,880
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                       3,241,000       69,260,170
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                                   1,529,538       68,706,847
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                   3,715,800      131,687,952
                                                                                                                    ---------------
                                                                                                                       612,938,108
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.4%
Federated Department Stores, Inc.                                                                       1,284,400       51,286,092
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                                       482,000       38,791,360
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                                                            932,200       70,213,304
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                         1,113,200       57,808,476
-----------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                                                                    205,700       37,030,114
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                              690,400       43,101,672
                                                                                                                    ---------------
                                                                                                                       298,231,018
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Best Buy Co., Inc.                                                                                        792,800       38,284,312
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                                            50,200          929,704
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                        2,214,400       86,073,728
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                         449,700       14,759,154
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                                    1,374,700       38,450,359
                                                                                                                    ---------------
                                                                                                                       178,497,257
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Coach, Inc. 1                                                                                             831,600       42,710,976
-----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                                         355,700       20,185,975
                                                                                                                    ---------------
                                                                                                                        62,896,951
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.8%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.8%
Coca-Cola Co. (The)                                                                                     2,091,800      110,844,482


            4 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
PepsiCo, Inc.                                                                                           1,694,390   $  115,777,669
                                                                                                                    ---------------
                                                                                                                       226,622,151
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Kroger Co. (The)                                                                                        2,017,010       61,155,743
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                           1,257,800       43,368,944
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                   1,173,400       55,853,840
                                                                                                                    ---------------
                                                                                                                       160,378,527
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
Campbell Soup Co.                                                                                         781,000       31,005,700
-----------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                                     1,454,700       37,094,850
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                       709,400       43,443,656
-----------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                          792,000       37,683,360
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                               632,400       34,136,952
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                                                                1,703,071       57,631,923
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                          2,227,800       39,877,620
                                                                                                                    ---------------
                                                                                                                       280,874,061
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Colgate-Palmolive Co.                                                                                     107,600        7,204,896
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                                665,485       42,291,572
                                                                                                                    ---------------
                                                                                                                        49,496,468
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.0%
Altria Group, Inc.                                                                                      3,389,500      240,993,450
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--12.5%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Halliburton Co.                                                                                         1,612,702       57,976,637
-----------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                                            506,000       47,791,700
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                       1,163,600       90,609,532
                                                                                                                    ---------------
                                                                                                                       196,377,869
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.9%
Anadarko Petroleum Corp.                                                                                  918,600       45,608,490
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                              584,300       47,182,225
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                 1,015,300       35,393,358
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                           3,807,960      310,310,660
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                            683,396       52,915,352
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                       7,385,796      614,276,653
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                                                                                  1               31
-----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                        687,900       85,168,899
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                              1,581,200       86,918,564
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                       932,100       69,553,302
                                                                                                                    ---------------
                                                                                                                     1,347,327,534
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--17.5%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.1%
Ameriprise Financial, Inc.                                                                                852,000     53,548,200
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                        1,268,900     51,466,584
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                           396,500     91,520,130
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                 945,800     87,704,034


            5 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Morgan Stanley                                                                                          1,132,938   $   96,345,048
                                                                                                                    ---------------
                                                                                                                       380,583,996
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.2%
Fifth Third Bancorp                                                                                       774,700       32,816,292
-----------------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                                       382,300       13,223,757
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                         47,200        3,483,360
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                      583,300       52,082,857
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                            1,842,470       63,712,613
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                          1,933,210      104,760,650
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                       3,639,020      131,332,232
                                                                                                                    ---------------
                                                                                                                       401,411,761
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.6%
Bank of America Corp.                                                                                   4,685,139      237,583,399
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                           278,800       16,708,484
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                         2,346,946      127,885,088
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                    3,674,596      190,454,311
                                                                                                                    ---------------
                                                                                                                       572,631,282
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd.                                                                                                   93,000        5,726,010
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                          1,242,500       76,413,750
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                      2,273,705      164,479,820
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                               963,600       52,872,732
-----------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.                                                                                       273,700       13,909,434
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                         1,364,700       49,265,670
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                               482,500       24,621,975
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                             474,200       32,245,600
-----------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                                     875,900       53,254,720
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                                266,400       27,178,128
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                              1,174,100       63,600,997
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                                    439,000       35,804,840
                                                                                                                    ---------------
                                                                                                                       599,373,676
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc.                                                                           105,000        6,199,200
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial Corp.                                                                               153,653        5,983,248
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                              1,107,900       70,816,968
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                               757,942       50,622,946
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                                 1,643,200       71,840,704
                                                                                                                    ---------------
                                                                                                                       199,263,866
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.6%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
Amgen, Inc. 1                                                                                           1,006,900       56,718,677
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Medtronic, Inc.                                                                                         1,003,300       53,345,461
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                                                                   507,100       44,655,226
                                                                                                                    ---------------
                                                                                                                        98,000,687


            6 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.2%
Aetna, Inc.                                                                                             1,445,600   $   76,515,608
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                               305,800       51,261,254
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                   181,900       18,571,990
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                            952,600       60,137,638
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                                            786,500       61,158,240
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                3,685,994      201,881,891
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                                       2,111,572      171,903,077
                                                                                                                    ---------------
                                                                                                                       641,429,698
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.2%
Abbott Laboratories                                                                                     1,240,300       69,890,905
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                                1,614,100       48,923,371
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                         1,009,300       59,165,166
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                             1,103,000       55,933,130
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                       3,154,844      199,606,980
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                       2,459,350      128,992,908
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                           10,099,045      277,622,747
-----------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                                   1,517,300       49,676,402
                                                                                                                    ---------------
                                                                                                                       889,811,609
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.2%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                                                                                688,800       69,286,392
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                                    780,800       62,651,392
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                           1,439,500       83,361,445
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                     800,500       78,529,050
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                    906,600       68,548,026
-----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                                 316,400       37,828,784
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                            1,317,500       73,253,000
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                               1,036,500       73,125,075
                                                                                                                    ---------------
                                                                                                                       546,583,164
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
United Parcel Service, Inc., Cl. B                                                                        661,400       47,600,958
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                                                                    551,600       48,518,736
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                    5,543,400      208,320,972
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                 2,321,200       77,435,232
                                                                                                                    ---------------
                                                                                                                       334,274,940
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Eaton Corp.                                                                                               502,700       47,123,098
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
CSX Corp.                                                                                                 913,200       41,495,808
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                                59,900        2,054,570
                                                                                                                    ---------------
                                                                                                                        43,550,378
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.3%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.6%
Cisco Systems, Inc. 1                                                                                  10,983,300      295,670,436
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                                1,289,574       31,478,501


            7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                          2,556,800   $   46,508,192
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                          1,717,475       73,765,551
                                                                                                                    ---------------
                                                                                                                       447,422,680
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.1%
Apple, Inc. 1                                                                                           1,485,900      180,626,004
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                            3,310,500       88,953,135
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                             3,538,100       59,758,509
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                     5,118,000      233,943,780
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                   2,838,500      302,584,100
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                                                3,073,200       15,673,320
                                                                                                                    ---------------
                                                                                                                       881,538,848
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 1                                                                            1,181,500       45,097,855
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
Google, Inc., Cl. A 1                                                                                     355,900      177,149,225
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.2%
Accenture Ltd., Cl. A                                                                                     773,300       31,658,902
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                         1,013,000       50,346,100
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                           1,904,200       54,860,002
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                        2,505,800       81,939,660
-----------------------------------------------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 2                                                                                 232,100       34,710,555
-----------------------------------------------------------------------------------------------------------------------------------
Western Union Co.                                                                                         559,200       12,554,040
                                                                                                                    ---------------
                                                                                                                       266,069,259
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 1                                                                                           3,535,900       66,722,433
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Analog Devices, Inc.                                                                                    1,189,700       43,079,037
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                 2,172,500       41,494,750
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                          190,900       10,495,682
-----------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                                         526,500       32,000,670
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                 1,176,200       41,590,432
                                                                                                                    ---------------
                                                                                                                       168,660,571
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.7%
Adobe Systems, Inc. 1                                                                                     487,200       21,475,776
-----------------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                                  524,400       13,912,332
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                                   572,000       27,953,640
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                        13,132,554      402,775,431
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                                          4,632,600       89,779,788
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                                          870,800       17,407,292
                                                                                                                    ---------------
                                                                                                                       573,304,259
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.8%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Dow Chemical Co. (The)                                                                                  1,295,900       58,807,942
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                      333,000       25,371,270


            8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Rohm & Haas Co.                                                                                           398,230   $   21,110,172
                                                                                                                    ---------------
                                                                                                                       105,289,384
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.6%
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                               635,187       49,989,217
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                               803,800       54,288,652
-----------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 2                                                                                   427,400       37,901,832
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                 487,500       55,165,500
                                                                                                                    ---------------
                                                                                                                       197,345,201
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
International Paper Co.                                                                                 1,008,000       39,483,360
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.                                                                                              1,634,991       67,590,528
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                                              3,633,800       37,391,802
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                            3,175,500      138,229,515
                                                                                                                    ---------------
                                                                                                                       243,211,845
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Alltel Corp.                                                                                              659,300       45,175,236
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                     3,559,431       81,332,998
                                                                                                                    ---------------
                                                                                                                       126,508,234
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
American Electric Power Co., Inc.                                                                          95,700        4,558,191
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                       2,835,100       55,397,854
-----------------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                                735,200       42,840,104
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                              275,000       21,450,000
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                          78,300        5,420,709
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                                     458,000       22,941,220
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 1,3                                                    680,100          224,433
                                                                                                                    ---------------
                                                                                                                       152,832,511
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.                                                                          184,200       16,904,034
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                                                            130,400        6,050,560
                                                                                                                    ---------------
                                                                                                                        22,954,594
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
PG&E Corp.                                                                                                882,100       43,452,246
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                             517,200       31,714,701
                                                                                                                    ---------------
                                                                                                                        75,166,947
                                                                                                                    ---------------
Total Common Stocks (Cost $9,321,476,743)                                                                           12,270,485,322
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 1 (Cost $0)                                        100,000              150

                                                                                                            Units
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                                                                    485,800          131,166


            9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           UNITS             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                                                           68,554   $        12,340
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $0)                                                                          143,506

                                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.29% 4,5
(Cost $60,291,087)                                                                                    60,291,087        60,291,087
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $9,381,767,830)                                                            12,330,920,065
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.6% 6
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 0.84% in joint repurchase agreement (Principal
Amount/Value $3,500,000,000, with a maturity value of $3,500,518,438)
with Bank of America NA, 5.3325%, dated 5/31/07, to be repurchased at
$29,237,001 on 6/1/07, collateralized by U.S. Agency Mortgages, 5%,
4/1/35-5/1/35, with a value of $3,570,000,000                                                    $    29,232,671        29,232,671
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.73% in joint repurchase agreement (Principal
Amount/Value $1,500,000,000 with a maturity value of $1,500,223,021)
with Barclays Capital, 5.3525%, dated 5/31/07, to be repurchased at
$26,003,866 on 6/1/07, collateralized by Private Label CMOs, 0%, 1/25/11-
5/25/47, with a value of $1,575,000,000                                                               26,000,000        26,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.88% in joint repurchase agreement (Principal
Amount/Value $400,000,000, with a maturity value of $400,059,472) with
Countrywide Securities Corp., 5.3525%, dated 5/31/07, to be repurchased at $7,501,115 on 6/1/07, collateralized by AAA Asset-Backed Securities,
0%-6%, 5/25/20-7/25/37, with a value of $420,000,000                                                   7,500,000         7,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,074,340) with
Credit Suisse First Boston LLC, 5.3525%, dated 5/31/07, to be repurchased at $10,001,487 on 6/1/07, collateralized by Private Label CMOs, 4.25%-6%,
8/25/35-1/25/36, with a value of $525,000,216                                                         10,000,000        10,000,000
                                                                                                                   ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $72,732,671)                              72,732,671
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $9,454,500,501)                                                          100.4%   12,403,652,736
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (0.4)      (55,185,452)

                                                                                                 ----------------------------------
NET ASSETS                                                                                                 100.0%  $12,348,467,284
                                                                                                 ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $224,433, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


            10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                               SHARES            GROSS            GROSS          SHARES
                                                      AUGUST 31, 2006        ADDITIONS       REDUCTIONS    MAY 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                 --    1,124,120,784    1,063,829,697      60,291,087

                                                                                                               DIVIDEND
                                                                                                  VALUE          INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $  60,291,087    $  2,115,994

5. Rate shown is the 7-day yield as of May 31, 2007.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


            11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of May 31, 2007, the Fund had no outstanding foreign currency contracts.

ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2007, the Fund had on loan securities valued at $72,612,149, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at


            12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------
value" and, when applicable, as "Receivable for Investments sold." Collateral of $72,732,671 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $   9,569,320,573
                                                  =================

Gross unrealized appreciation                     $   2,851,769,870
Gross unrealized depreciation                           (17,437,707)
                                                  -----------------
Net unrealized appreciation                       $   2,834,332,163
                                                  =================


            13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007